Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments	$ 186,717,533	$ 160,617,362
Receivables:
Notes receivable from participants	1,034,128	1,144,846
Employer contributions	3,476,918	3,399,058
Dividends	93,873	87,637
Money market funds	538	607
Total receivables	4,605,457	4,632,148
Total assets	191,322,990	165,249,510
Net assets available for benefits	191,322,990	165,249,510
Money Market Funds
Investments, at fair value:
Total investments	180,353	108,673
Common/collective Trusts
Investments, at fair value:
Total investments	34,259,968	31,538,124
Mutual Funds
Investments, at fair value:
Total investments	132,947,561	111,203,112
Self-directed Accounts
Investments, at fair value:
Total investments	10,746,270	8,576,758
Regency Centers Corporation Common Stock Fund
Investments, at fair value:
Total investments	$ 8,583,381	$ 9,190,695